COMMITMENTS AND CONTINGENCIES - Others (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2014
Potential adverse effects of economic instability and sanctions
Administrative fines imposed on MTS in each antimonopoly proceeding	₽ 1
UMS
Potential adverse effects of economic instability and sanctions
Accrued penalty		$ 850	₽ 59,100
Provision for penalty		$ 850	₽ 55,800
Central Bank of Russia
Potential adverse effects of economic instability and sanctions
Key rate		7.75%	7.75%	17.00%
Ukranian Bank
Potential adverse effects of economic instability and sanctions
Current accounts and deposits			₽ 6,596